SEGMENT INFORMATION (Schedule of Depreciation and Amortisation by Geographical Area) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Depreciation	$ 1,299	$ 675	$ 830
Amortisation	1,385	1,190	945
Ireland [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Depreciation	153	160	162
Amortisation	796	770	458
America [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Depreciation	1,146	515	668
Amortisation	$ 589	$ 420	$ 487